Russell Shepherd
Lead Director & Associate General Counsel (212) 314-3944 Fax: (212) 314-3955

VIA EDGAR

February 18, 2015

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Initial Filing of the Registration Statement on Form N-4 for AXA Equitable Life Insurance

Company (CIK # 0001537470) (“Registration Statement”)

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account No. 70.

This Registration Statement relates to a new Series E version of the Retirement Cornerstone® Series 15.0 variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 70. The contract will be offered and sold through AXA Equitable’s retail distribution channel. To this end, the principal underwriter of Separate Account 70, and the distributor of Retirement Cornerstone® Series 15.0 Series E contracts is AXA Advisors, Inc., which is an affiliate of AXA Equitable.

The principal differences between the new Retirement Cornerstone® Series 15.0 Series E version and the current version Retirement Cornerstone® 15.0 Series are outlined below:

•

The Retirement Cornerstone® Series 15.0 Series E contract will only be only available through an exchange, rollover or transfer of certain existing AXA contracts (“Prior Contracts”) and other eligible criteria, which are described in more detail in the Prospectus. Partial exchanges, rollovers or transfers from Prior Contracts are not permitted.

•	The minimum initial contribution amount is $25,000 and a contractowner must elect one or more of the Guaranteed benefits provided under the contract.

•	The Retirement Cornerstone® Series 15.0 Series E contract offers only a Two-Year Lock for the Guaranteed Minimum Income Benefit.

We would greatly appreciate the Staff’s effort in providing us with comments by April 3, 2015, or as soon as practicable thereafter. We will then file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at (212) 314-3944 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Russell Shepherd
Russell Shepherd